PENSION AND OTHER POSTRETIREMENT BENEFIT PLANS (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Pension benefits
Defined Benefit Plan Disclosure
Defined Benefit Plan, Pension Plan with Projected Benefit Obligation in Excess of Plan Assets, Projected Benefit Obligation	$ 6,562	$ 7,834
Defined Benefit Plan, Plan with Accumulated Benefit Obligation in Excess of Plan Assets, Accumulated Benefit Obligation	6,451	7,615
Changes in benefit obligations
Benefit obligation at January 1	9,469	9,428
Service cost	124	197	$ 239
Interest cost	296	306	319
Foreign currency exchange rate changes	(112)	150
Amendments	1	1
Actuarial loss (gain)	(470)	420
Defined Benefit Plan, Benefit Obligation, Benefits Paid Related to Unfunded Pension Plans	71	56
Defined Benefit Plan, Benefit Obligation, Business Combination	60	14
Divestitures	(11)	(7)
Defined Benefit Plan, Benefit Obligation, Payment for Settlement	932	832
Defined Benefit Plan, Benefit Obligation, (Increase) Decrease for Curtailment	63	10
Special termination benefits	7	106	37
Other	4	37
Benefit obligation at December 31	8,015	9,469	9,428
Fair value of plan assets
Fair value of plan assets at January 1	8,866	8,371
Actual return on plan assets	(269)	1,139
Employer contributions	107	181
Foreign currency exchange rate changes	(131)	196
Defined Benefit Plan, Plan Assets, Business Combination	30	23
Divestitures	(1)	0
Other	6	35
Fair value of plan assets at December 31	7,429	8,866	8,371
Defined Benefit Plan, Plan Assets, Payment for Settlement	892	794
Net liability recognized	(586)	(603)
Accumulated benefit obligation for pension plans	7,867	9,189
Defined Benefit Plan, Plan Assets, Benefits Paid	287	285
Pension and other benefit amounts recognized in our consolidated balance sheets
Noncurrent asset	813	931
Current liability	(70)	(72)
Long-term liability	(1,329)	(1,462)
Net liability recognized	(586)	(603)
Accumulated benefit obligations in excess of the fair value of plan assets
Fair value of plan assets	5,157	6,305
Defined Benefit Plan, Pension Plan with Projected Benefit Obligation in Excess of Plan Assets, Plan Assets	5,163	6,330
Other benefits
Changes in benefit obligations
Benefit obligation at January 1	795	962
Service cost	11	17	22
Interest cost	25	29	31
Foreign currency exchange rate changes	(7)	4
Amendments	(8)	(21)
Actuarial loss (gain)	(35)	(28)
Defined Benefit Plan, Benefit Obligation, Benefits Paid Related to Unfunded Pension Plans	67	68
Defined Benefit Plan, Benefit Obligation, Business Combination	1	13
Divestitures	0	(66)
Defined Benefit Plan, Benefit Obligation, Payment for Settlement	0	0
Defined Benefit Plan, Benefit Obligation, (Increase) Decrease for Curtailment	0	48
Special termination benefits	0	0	1
Other	7	4
Benefit obligation at December 31	719	795	962
Fair value of plan assets
Fair value of plan assets at January 1	288	255
Actual return on plan assets	(5)	31
Employer contributions	0	0
Foreign currency exchange rate changes	0	0
Defined Benefit Plan, Plan Assets, Business Combination	0	0
Divestitures	0	0
Other	9	5
Fair value of plan assets at December 31	289	288	$ 255
Defined Benefit Plan, Plan Assets, Payment for Settlement	0	0
Net liability recognized	(430)	(507)
Defined Benefit Plan, Plan Assets, Benefits Paid	3	3
Pension and other benefit amounts recognized in our consolidated balance sheets
Noncurrent asset	0	0
Current liability	(21)	(21)
Long-term liability	(409)	(486)
Net liability recognized	$ (430)	(507)
United States
Defined Benefit Plan Disclosure
Portion of pension assets represented by the defined benefit plan (as a percent)	62.00%
Fair value of plan assets
Fair value of plan assets at January 1	$ 6,028
Fair value of plan assets at December 31	$ 4,842	$ 6,028